Capital Management - Adjusted Funds Flow (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Cash flows from operating activities	$ 1,295,731	$ 1,172,872
Change in non-cash working capital	220,895	(26,072)
Asset retirement obligations settled	26,416	18,351
Transaction costs	49,045	0
Cash premiums on derivatives	2,263	0
Adjusted Funds Flow	$ 1,594,350	$ 1,165,151